LICENSING AGREEMENTS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 07, 2024	Dec. 31, 2024	Dec. 31, 2024
Licensing Agreements
Licensing fee	$ 20,000	$ 20,000	$ 20,000
Milestone payments	$ 62,000,000